Accounts payable, accrued liabilities and asset retirement obligations, Balance of Accrued Liabilities (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Current Liabilities [Abstract]
Direct employee benefits payable	$ 22,511,360		$ 22,080,021
Contingencies	43,179,047		34,953,816	$ 34,355,359
Total	$ 65,690,407	$ 3,656	$ 57,033,837